EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS/(LOSS) PER SHARE
EARNINGS/(LOSS) PER SHARE
19.	EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share were calculated as follows:

	2017	2018	2019
	RMB (in millions, except for share and per share data)
Numerator:
Net income attributable to Trip’s shareholders	2,155	1,112	7,011
Eliminate the dilutive effect of interest expense of convertible notes	52	—	373

Numerator for diluted earnings per share	2,207	1,112	7,384

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	66,300,808	68,403,426	70,983,996
Dilutive effect of share options	2,978,969	2,521,197	1,976,959
Dilutive effect of convertible notes	2,345,083	—	7,283,059
Dilutive effect of convertible notes sold warrants	151,033	—	—

Denominator for diluted earnings per ordinary share	71,775,893	70,924,623	80,244,014

Basic earnings per ordinary share	32.51	16.25	98.78

Diluted earnings per ordinary share	30.75	15.67	92.02

Basic earnings per ADS	4.06	2.03	12.35

Diluted earnings per ADS	3.84	1.96	11.50

All the convertible senior notes were included in the computation of diluted EPS in 2019.
All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2018. The 2018, 2020, 2025 and 2022 Notes, the 2025 Booking and Hillhouse Notes and 2022 Booking Notes were not included in the computation of diluted EPS in 2017 because the inclusion of such instrument would be anti-dilutive.
For the years ended December 31, 2017, 2018 and 2019, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(loss) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2017	2018	2019
Convertible Notes	8,281,479	9,604,548	—
Outstanding weighted average stock options	99,695	2,521,197	1,976,959

	8,381,174	12,125,745	1,976,959